Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Change in Accounting Estimate	The impact of this change in estimate for the three and six months ended June 30, 2020, was as follows (in thousands):

	Three months ended	Six months ended
	June 30, 2020	June 30, 2020
Decrease to depreciation expense	$1,898	$4,511
Decrease to net loss	$1,533	$3,687
Decrease to loss per share	$0.02	$0.05

Schedule of Property and Equipment Useful Lives	Depreciation has been computed using the straight-line method over the following estimated useful lives:

Years
Video gaming terminals and equipment	10
Amusement and other equipment	7
Office equipment and furniture	7
Computer equipment and software	3-5
Leasehold improvements	5
Vehicles	5
Buildings and improvements	15-29

Property and equipment consists of the following at June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020	December 31, 2019
Video game terminals and equipment	$176,453	$166,850
Amusement and other equipment	19,115	16,417
Office equipment and furniture	1,590	1,540
Computer equipment and software	9,405	8,715
Leasehold improvements	1,507	44
Vehicles	10,254	9,304
Buildings and improvements	10,757	12,075
Land	911	911
Construction in progress	1,025	768
Total property and equipment	231,017	216,624
Less accumulated depreciation and amortization	(107,258)	(97,423)
Property and equipment, net	$123,759	$119,201

Depreciation has been computed using the straight-line method over the following estimated useful lives:

Years
Video game terminals and equipment	7
Amusement and other equipment	7
Office equipment and furniture	7
Computer equipment and software	3-5
Leasehold improvements	5
Vehicles	5
Buildings and improvements	15-29

Property and equipment consists of the following at December 31 (in thousands):

	2019	2018
Video game terminals and equipment	$166,850	$126,043
Amusement and other equipment	16,417	12,539
Office equipment and furniture	1,540	1,827
Computer equipment and software	8,715	5,092
Leasehold improvements	44	44
Vehicles	9,304	7,174
Buildings and improvements	12,075	9,365
Land	911	883
Construction in progress	768	1,339
Total property and equipment	216,624	164,306
Less accumulated depreciation and amortization	(97,423)	(71,864)
Property and equipment, net	$119,201	$92,442